Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated other comprehensive (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2018			$ 300	$ 25,850	$ (315)	$ (1,074)	$ 3,727	$ 169	$ (205)		$ 4,340	$ 12,929
Statement [Line Items]
Issued under the Stock Option Plan												49
Repurchased for cancellation or for treasury shares												(20)
Net income attributable to equity holders of the bank	$ 4,564			4,564
Dividends on preferred shares and distributions payable on other equity instruments				(159)
Dividends on common shares				(1,936)
Issued during the period											1,008
Stock option expense, net of options exercised			1
Gains on derivatives designated as cash flow hedges arising during the period	1,480	[1]				1,480
Unrealized gains (losses) on translation of net foreign operations	(46)						(46)
(Losses) on remeasurement of pension and other employee future benefit plans	(383)	[2]						(383)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	12	[3]							12
Unrealized gains on fair value through OCI debt securities arising during the period					345
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	122	[4]				122
Unrealized gains (losses) on hedges of net foreign operations	4	[5]					4
Share issue expense				(8)
Common shares repurchased for cancellation (Note 6)				(70)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period	(43)	[6]			(43)
Other			2
Balance at end of period at Jul. 31, 2019	50,643		303	28,241	(13)	528	3,685	(214)	(193)	$ 3,793	5,348	12,958
Balance at beginning of period at Apr. 30, 2019			307	27,405	(111)	202	4,168	19	(224)		4,690	12,939
Statement [Line Items]
Issued under the Stock Option Plan												19
Net income attributable to equity holders of the bank	1,557			1,557
Dividends on preferred shares and distributions payable on other equity instruments				(59)
Dividends on common shares				(658)
Issued during the period											658
Stock option expense, net of options exercised			(3)
Gains on derivatives designated as cash flow hedges arising during the period	290	[1]				290
Unrealized gains (losses) on translation of net foreign operations	(577)						(577)
(Losses) on remeasurement of pension and other employee future benefit plans	(233)	[2]						(233)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	31	[3]							31
Unrealized gains on fair value through OCI debt securities arising during the period					112
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	36	[4]				36
Unrealized gains (losses) on hedges of net foreign operations	94	[5]					94
Share issue expense				(4)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period	(14)	[6]			(14)
Other			(1)
Balance at end of period at Jul. 31, 2019	50,643		303	28,241	(13)	528	3,685	(214)	(193)	3,793	5,348	12,958
Balance at beginning of period at Oct. 31, 2019	51,076		303	28,725	26	513	3,703	(383)	(130)		5,348	12,971
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan												214
Issued under the Stock Option Plan												30
Repurchased for cancellation or for treasury shares												(15)
Impact from adopting IFRS 16 (Note 1)				(59)
Net income attributable to equity holders of the bank	3,513			3,513
Dividends on preferred shares and distributions payable on other equity instruments				(195)
Dividends on common shares				(2,038)
Stock option expense, net of options exercised			(1)
Gains on derivatives designated as cash flow hedges arising during the period	1,673	[1]				1,673
Unrealized gains (losses) on translation of net foreign operations	516						516
(Losses) on remeasurement of pension and other employee future benefit plans	(244)	[2]						(244)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(49)	[3]							(49)
Unrealized gains on fair value through OCI debt securities arising during the period					421
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	8	[4]				8
Unrealized gains (losses) on hedges of net foreign operations	(145)	[5]					(145)
Net discount on sale of treasury shares				(44)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period	(74)	[6]			(74)
Balance at end of period at Jul. 31, 2020	54,587		302	29,902	373	2,194	4,074	(627)	(179)	5,835	5,348	13,200
Balance at beginning of period at Apr. 30, 2020	55,234		301	29,426	250	2,148	5,048	(438)	151		5,348	13,000
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan												214
Issued under the Stock Option Plan												1
Repurchased for cancellation or for treasury shares												(15)
Net income attributable to equity holders of the bank	1,232			1,232
Dividends on preferred shares and distributions payable on other equity instruments				(73)
Dividends on common shares				(682)
Stock option expense, net of options exercised			1
Gains on derivatives designated as cash flow hedges arising during the period	83	[1]				83
Unrealized gains (losses) on translation of net foreign operations	(1,180)						(1,180)
(Losses) on remeasurement of pension and other employee future benefit plans	(189)	[2]						(189)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(330)	[3]							(330)
Unrealized gains on fair value through OCI debt securities arising during the period					141
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	(37)	[4]				(37)
Unrealized gains (losses) on hedges of net foreign operations	206	[5]					206
Net discount on sale of treasury shares				(1)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period	(18)	[6]			(18)
Balance at end of period at Jul. 31, 2020	$ 54,587		$ 302	$ 29,902	$ 373	$ 2,194	$ 4,074	$ (627)	$ (179)	$ 5,835	$ 5,348	$ 13,200

[1]	Net of income tax (provision) of $(27) million, $(497) million, $(106) million for the three months ended, and $(600) million, $(536) million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $65 million, $(26) million, $83 million for the three months ended, and $85 million, $138 million for the nine months ended, respectively.
[3]	Net of income tax (provision) recovery of $120 million, $(127) million, $(11) million for the three months ended, and $18 million, $(4) million for the nine months ended, respectively.
[4]	Net of income tax provision (recovery) of $13 million, $(7) million, $(13) million for the three months ended, and $(3) million, $(44) million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $(74) million, $110 million, $(35) million for the three months ended, and $53 million, $(2) million for the nine months ended, respectively.
[6]	Net of income tax provision of $6 million, $10 million, $5 million for the three months ended, and $23 million, $15 million for the nine months ended, respectively.